Teton Valley Fund
FUND SUMMARY
Investment Objective:
The Fund’s objective is capital appreciation.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Teton Valley Fund Class I
Maximum Sales Charge (Load) Imposed on purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of purchase price)	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Teton Valley Fund Class I
Management Fees		2.00%
Distribution and Service (12b-1) Fees		none
Other Expenses	[1]	2.75%
Dividends on Securities Sold Short		1.20%
Remaining other expenses		1.55%
Total Annual Fund Operating Expenses		4.75%
Fee Waiver	[2]	1.25%
Total Annual Fund Operating Expenses After Fee Waiver		3.50%
[1]	Based on estimated amounts for the current fiscal year.
[2]	The Fund's adviser has contractually agreed to waive its fees and reimburse expenses of the Fund, at least until April 30, 2016 to ensure that Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement (exclusive of any taxes, interest, brokerage commissions, 12b-1 fees, dividend expense on securities sold short, acquired fund fees and expenses, or extraordinary expenses such as litigation or reorganization costs) will not exceed 2.30% of the Fund's average daily net assets. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within the three years after the fiscal year end during which the fees have been waived or reimbursed, if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the Fund's adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. ;The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. ;Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Teton Valley Fund Class I	1,651	1,211

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies:

The Fund seeks capital appreciation by identifying companies whose stocks are expected to decline in price and selling those stocks short. The Fund will take short positions primarily in domestic equity securities of companies (i) listed on the S&P 500 Total Return® Index (the “S&P 500”) or (ii) that have market capitalization above $4 billion at the time the Fund takes the short position. The Fund’s investment adviser, Teton Fund Management LLC (the “Adviser”), seeks to outperform the inverse of the S&P 500 through taking short positions in stocks that the Adviser believes will underperform and decline in the future. For example, in a declining market in which the S&P 500 (including dividends) drops 5%, the Adviser seeks Fund performance greater than 5% after all Fund expenses. Similarly in a rising market in which the S&P 500 rises 5%, the Adviser seeks Fund performance that drops less than 5% after Fund expenses. The Fund seeks to find stocks that, in the opinion of the Adviser, are over-valued, have deteriorating fundamentals and/or are suffering from material balance sheet weaknesses.

The Adviser utilizes a bottom-up approach augmented by a top-down fundamental analysis of S&P 500 company financials, as well as proprietary research in its selection of portfolio securities. The Adviser is not limited by industry or sector in its stock selection, but rather endeavors to sell short securities of companies that it believes are overvalued by historical market and other quantitative and qualitative measures.

The Fund sells stocks short, and will realize a gain if, at the time of purchase, the price of the stock is less than the price of the stock at the time it was sold short. The Fund may be as much as 100% short; i.e., its outstanding short positions are equal to its net assets. As a Fund focusing its investments in short positions, the Adviser seeks to maximize returns in declining markets, as measured by the returns of the S&P 500.

The Fund also may invest in investment grade U.S. government and corporate notes, bonds and other debt securities to collateralize or “cover” its short positions. These debt securities will have an average maturity of three years or less.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund. The Fund is not intended to be a complete investment program.

• Debt Securities Risk: The Fund may invest in debt securities to “cover’ its short positions. Debt securities are subject to interest rate risk. If interest rates increase, the value of debt securities generally decreases. Similarly, if interest rates decrease, the value of debt securities generally increases. Accordingly, shares in the Fund may fluctuate in value based on interest rate changes in addition to changes in the values of the securities sold short.

• Equity Securities Risk: Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. The equity securities sold short by the Fund may experience sudden, unpredictable increases in value or long periods of increases in value. This may occur because of factors affecting securities markets generally or a particular company.

• Limited History of Operations: The Fund is a new mutual fund and has a limited history of operations for investors to evaluate.

• Management Risk: The Adviser’s reliance on its strategy and judgments about the attractiveness, value and potential appreciation of particular securities and the tactical allocation among the Fund’s investments may prove to be incorrect and may not produce the desired results.

• Market Risk: Overall equity and fixed income securities market risks affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. The Fund typically will be approximately 90-100% short. Accordingly, in rising stock markets its risk of loss will be greater than in declining stock markets.

• Medium Capitalization Stock Risk: The price of medium capitalization company stocks may be subject to more abrupt or erratic market movements than larger, more established companies or the market averages in general.

• New Adviser Risk: The Adviser is a newly created investment adviser and has not previously managed a mutual fund.

• Segregation Risk: As a result of the Fund’s short selling investment strategy, the Fund will set aside in a segregated account a significant portion of its assets in liquid securities to collateralize or “cover” its short positions. These assets may not be sold while the corresponding short position is open unless they are replaced by similar assets. Accordingly, the segregation of a large portion of the Fund’s assets to collateralize or “cover” its short positions could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations, including margin calls, without liquidating short positions, which may result in additional costs.

• Short Position Risk: The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which the Fund purchases an offsetting position. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the ability to accurately anticipate the future value of a security or instrument. The costs associated with selling securities short may reduce returns. The Fund’s losses are potentially unlimited in a short position transaction.

• Turnover Risk: A higher portfolio turnover will result in higher transactional and brokerage costs and may result in higher taxes when Fund shares are held in a taxable account.

Performance:

Because the Fund has only recently commenced investment operations, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.tetonfunds.com or by calling 1-844-TETONVF.